UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 - 08/31/07

Item 1 -    Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock California Insured                                           BLACKROCK
Municipal Bond Fund
OF BLACKROCK CALIFORNIA
MUNICIPAL SERIES TRUST

ANNUAL REPORT | AUGUST 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock California Insured Municipal Bond Fund

Portfolio Information as of August 31, 2007

                                                                      Percent of
Distribution by Market Sector                              Long Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...........................................      61.3%
General Obligation Bonds ......................................      29.7
Prerefunded Bonds* ............................................       8.7
Mutual Funds ..................................................       0.3
--------------------------------------------------------------------------------
*     Backed by an escrow fund.

Quality Ratings by                                                    Percent of
S&P/Moody's*                                               Long Term Investments
--------------------------------------------------------------------------------
AAA/Aaa .......................................................      92.7%
AA/Aa .........................................................       0.5
A/A ...........................................................       0.6
NR (Not Rated) ................................................       5.9
Other** .......................................................       0.3
--------------------------------------------------------------------------------
*     Using the higher of S&P's or Moody's ratings.
**    Includes portfolio holdings in mutual funds.

Proxy Results

During the six-month period ended August 31, 2007, the shareholders of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Trust's Board of Trustees to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

---------------------------------------------------------------------------------------------
                                                             Shares Voted     Shares Withheld
                                                                 For            From Voting
---------------------------------------------------------------------------------------------
To elect the Trust's Board       James H. Bodurtha            32,461,235          839,684
of Trustees:                     Bruce R. Bond                32,461,051          839,868
                                 Donald W. Burton             32,458,782          842,137
                                 Richard S. Davis             32,460,924          839,995
                                 Stuart E. Eizenstat          32,407,794          893,124
                                 Laurence D. Fink             32,458,655          842,264
                                 Kenneth A. Froot             32,457,409          843,509
                                 Henry Gabbay                 32,460,924          839,995
                                 Robert M. Hernandez          32,400,784          900,134
                                 John F. O'Brien              32,457,409          843,509
                                 Roberta Cooper Ramo          32,400,968          899,950
                                 Jean Margo Reid              32,457,593          843,325
                                 David H. Walsh               32,398,777          902,141
                                 Fred G. Weiss                32,459,863          841,056
                                 Richard R. West              32,402,356          898,562
---------------------------------------------------------------------------------------------


2       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets embarked on a wild ride during the August reporting period. Subprime mortgage troubles intensified in the final months of the period, spawning a widespread credit and liquidity crisis that crept into other areas of the market. The U.S. Federal Reserve Board (the Fed) and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. In August, the Fed cut the discount rate, the rate charged to banks to borrow money directly from the Fed, from 6.25% to 5.75%. Another ..50% cut in the discount rate came on September 18, along with a .50% cut in the more widely followed federal funds rate. This brought the target short-term interest rate, which had remained unchanged at 5.25% for over a year, to 4.75%.

Although heightened volatility has been a recurring theme throughout the past year, the global economy (excluding the U.S. housing market) remained quite healthy. In general, equity market fundamentals also held firm -- second-quarter corporate earnings exceeded expectations (although future earnings could be at risk if the economy weakens), dividend payouts and share buybacks continued to grow, and valuations remained attractive. These tailwinds generally prevailed over such headwinds as a slowing U.S. economy and troubled housing market, although the more recent credit crunch dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. Stocks recorded their second-worst day of the year in August, yet remained comfortably in the black year-to-date.

Meanwhile, mixed economic signals and the credit market debacle made for a volatile backdrop for fixed income, with investors fleeing from bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. As a result, the 10-year Treasury yield, which touched 5.30% in June (its highest level in five years), fell to 4.54% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted mixed results for the six- and 12-month periods ended August 31, 2007:

Total Returns as of August 31, 2007                                                 6-month     12-month
========================================================================================================
U.S. equities (S&P 500 Index)                                                        +5.70%      +15.13%
--------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                         +0.54       +11.36
--------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                    +5.83       +18.71
--------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                             +1.54       + 5.26
--------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                       -0.57       + 2.30
--------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)     -1.71       + 6.46
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Trust President and Trustee


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       3

A Discussion With Your Fund's Portfolio Manager

      The Fund continued to benefit from an above-average income accrual, providing competitive returns relative to its Lipper peers.

Describe the recent market environment relative to municipal bonds.

The yield on 30-year U.S. Treasury bonds oscillated around 4.80% for much of the past year. In mid-May 2007, however, bond yields spiked in response to improving U.S. equity markets, rising yields overseas and continued moderate employment growth. Growing investor conviction that the Federal Reserve Board (the Fed) would maintain its neutral monetary policy for the remainder of the year also served to push bond prices lower (and yields higher). By mid-June, 30-year U.S. Treasury bond yields had risen to 5.40%.

Then, in July and August, long-term bond prices rose strongly (and yields fell), as ongoing problems in the subprime mortgage sector threatened to spill over into other financial markets. This resulted in a significant "flight-to-quality" rally in the U.S. Treasury market. At the end of August 2007, the yield on the 30-year Treasury bond stood at 4.83%, a decline of 5 basis points (.05%) year-over-year, but a significant drop from June. Ten-year Treasury note yields declined 20 basis points for the year to end August at 4.54%, outperforming recently as investors began to anticipate that the Fed would soon begin to lower short-term interest rates. (The Fed did just that shortly after period-end, cutting the federal funds rate by 50 basis points on September 18.)

Movements in tax-exempt bond yields generally followed those of their taxable counterparts. However, municipal bond prices significantly underperformed in July and August as tax-exempt issues were largely unable to participate in the flight-to-quality rally that Treasury issues enjoyed. Additionally, many of the non-traditional investors who had supported the tax-exempt market's strong performance earlier this year liquidated their municipal bond portfolios to offset mortgage-related losses. These large liquidations overwhelmed retail demand and resulted in material price declines. As measured by Municipal Market Data, yields on AAA-rated issues maturing in 30 years increased 37 basis points over the 12-month period to end August 2007 at 4.62%, while yields on AAA-rated tax-exempt bonds maturing in 10 years rose 21 basis points to 3.96%.

Investor demand for municipal product was positive throughout most of the period. Statistics from the Investment Company Institute indicate that tax-exempt mutual funds received more than $14.4 billion in net new cash flows in the first seven months of 2007, an increase of over 110% compared to the same period in 2006. Demand softened in August, however, as the increase in bond yields made individual municipal bond purchases more attractive compared to the relatively stable yields generated by tax-exempt mutual funds. As reported by AMG Data, weekly fund flows for long-term municipal bond funds averaged a negative $164 million for August, the first negative monthly average in over a year. Nevertheless, 2007's weekly average inflow of $336 million remained well above last year's average of $284 million. The first week of September showed a significant resurgence in retail demand, with long-term municipal bond funds receiving more than $485 million.

Over the 12 months, more than $409 billion in new tax-exempt bonds was marketed, an increase of 11% compared to a year ago. Thus far in 2007, issuance is running more than 4% ahead of 2005's record pace. Underwritings exceeding $1 billion in size continued to dominate the new-issue calendar. Although recent market volatility has resulted in the postponement of a number of transactions of this magnitude, these larger transactions generally have continued to meet with positive demand from various investor classes, making their placement relatively easy with minimal, if any, market disruption.

Currently, municipal bond investors find themselves in a relatively unique investment environment. Recent underperformance by tax-exempt bonds has resulted in an opportunity to purchase bonds at historically attractive yield ratios. At the end of August, long-term, AAA-rated municipal bond yields were trading at 94% - 96% of comparable U.S. Treasury issues, well above their recent historic average of 85% - 88%. Additionally, other municipal bond securities, such as AA-rated state general obligation and hospital revenue bonds, as well as AAA-rated insured instruments, had yields well in excess of 100% of U.S. Treasury securities. Previous opportunities to purchase tax-exempt bonds with yields exceeding taxable U.S. Treasury bonds have been limited to relatively brief episodes. Consequently, the current opportunity may quickly disappear should tax-exempt bond demand continue to rebound and/or the safehaven status of U.S. Treasury issues dissipate. Under those conditions, municipal bond yields should quickly revert to more normal historic percentages, certainly well below their present attractive levels.

Describe conditions in the State of California.

At period-end, California was rated A1, A+ and A+ by Moody's, Standard & Poor's and Fitch, respectively. The state's


4       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007
steadily expanding economy, combined with a more stable political environment, has stimulated annual rating upgrades from the BBB level over the past three years. The state continues to benefit from its modestly growing economy, and has significantly stabilized its fiscal position over the past four years. California is the eighth largest economy in the world.

The state ended fiscal year 2006 with a $2.7 billion General Fund balance. Although it is too early for audited fiscal year 2007 results, the fiscal year 2008 budget assumes that the 2007 General Fund will finish with a $4.1 billion reserve. The 2008 budget matches spending to expenditures and projects that the $4.1 billion reserve will remain intact. However, the new budget relies on one-time revenues sources, which may create shortfalls in fiscal years 2009 and 2010.

Job creation in California began to slow significantly in 2007, reflecting the housing downturn and layoffs in related sectors, such as construction and mortgage services. The state's unemployment rate was 5.3% in July 2007, higher than last July's 4.8% and above the current national rate of 4.6%. California's key credit issues continue to be K-12 education, MediCal and pension liabilities funding.

How did the Fund perform during the fiscal year?

For the 12-month period ended August 31, 2007, BlackRock California Insured Municipal Bond Fund's Institutional, Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares had total returns of +1.99%, +1.66%, +1.90%, +1.39%, +.98% and +1.39%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) Although Fund performance lagged the +2.30% return of the broad-market Lehman Brothers Municipal Bond Index, which tracks the performance of municipal securities nationwide, results compared favorably to the +.90% average return of the Lipper California Insured Municipal Debt Funds category for the same period. Funds in this Lipper category invest primarily in securities exempt from taxation in California and insured as to timely payment.

In the first half of the fiscal year, the Fund benefited from our continued focus on generating a high current yield for our shareholders. We sought to maximize the portfolio's coupon structure and also to enhance returns through selective trading opportunities, swapping bonds out of the portfolio as compelling opportunities presented themselves in the new-issue market. In doing so, we continued to favor high-quality bonds over lower-rated issues, given tight credit spreads in the market. Our efforts in the latter half of the period, particularly during the more volatile period toward the end of the summer, were aimed at muting the negative price action that accompanies rising interest rates.

What changes were made to the portfolio during the period?

Our efforts centered on enhancing the level of income provided to shareholders by maintaining a coupon structure that was well above the industry average (5.40% for the Fund compared to an average of 4.50% for long-term California insured municipals). We also sought to limit price volatility by maintaining a slightly shorter duration than our Lipper peers.

With credit spreads at historically tight levels, we continued to underweight our exposure to lower-rated, uninsured securities. We did not see ample yield pick-up to compensate for the risk of investing in these lower-rated bonds.

Our largest challenge during the period came in the form of bond redemptions. Municipal bond issuers continued to take advantage of low interest rates to refinance their existing debt. As older-dated, high-yielding securities were pre-refunded by their issuing authorities, they could be difficult to replace at their same advantageous levels. However, municipal issuance in California increased 62% in the first eight months of 2007 (compared to the same period in 2006). This provided us with opportunities to swap into bonds with attractive coupons and call structures, especially in the volatile, rising-rate environment that existed late in the period.

How would you characterize the Fund's position at the close of the period?

The Fund ended the fiscal year fully invested and with a neutral duration posture. We would anticipate using future volatility, in the form of either rising long-term interest rates or widening credit spreads, to establish a more aggressive portfolio structure. However, at present, higher-quality holdings are delivering solid, consistent results. As such, the Fund ended the period with 95% of net assets invested in AAA-rated tax-exempt issues with bond insurance.

Walter C. O'Connor, CFA
Portfolio Manager

September 17, 2007


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A1, Investor B, Investor C1 and Institutional Shares, respectively. Also effective October 2, 2006, the Fund's Investor A Shares and Investor C Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Manager reimbursed a portion of its fee. Without such reimbursement, the Fund's total returns may have been lower.

Recent Performance Results

                                                6-Month         12-Month          10-Year        Standardized
As of August 31, 2007                        Total Return     Total Return     Total Return      30-Day Yield
=============================================================================================================
Institutional Shares*                           -0.75%           +1.99%           +58.37%             3.97%
-------------------------------------------------------------------------------------------------------------
Investor A Shares*                              -0.95            +1.66            +54.36              3.58
-------------------------------------------------------------------------------------------------------------
Investor A1 Shares*                             -0.79            +1.90            +56.68              3.74
-------------------------------------------------------------------------------------------------------------
Investor B Shares*                              -1.09            +1.39            +50.46              3.47
-------------------------------------------------------------------------------------------------------------
Investor C Shares*                              -1.25            +0.98            +43.36              2.98
-------------------------------------------------------------------------------------------------------------
Investor C1 Shares*                             -1.04            +1.39            +48.98              3.39
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**          -0.57            +2.30            +67.36                --
-------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


6       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

BlackRock California Insured Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A and Investor A1 Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from August 1997 to August 2007:

                                                                 Lehman Brothers
         Institutional        Investor A        Investor A1       Municipal Bond
              Shares*+          Shares*+           Shares*+              Index++
8/97           $10,000            $9,575             $9,600              $10,000
8/98           $10,841           $10,354            $10,396              $10,865
8/99           $10,645           $10,142            $10,190              $10,919
8/00           $11,392           $10,827            $10,895              $11,659
8/01           $12,531           $11,879            $11,972              $12,847
8/02           $13,219           $12,501            $12,628              $13,649
8/03           $13,556           $12,787            $12,925              $14,077
8/04           $14,436           $13,583            $13,750              $15,078
8/05           $15,086           $14,160            $14,355              $15,879
8/06           $15,528           $14,539            $14,762              $16,360
8/07           $15,837           $14,780            $15,042              $16,736

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                                    Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 8/31/07                                              +1.99%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                                            +3.68
--------------------------------------------------------------------------------
Ten Years Ended 8/31/07                                             +4.70
--------------------------------------------------------------------------------

                                           Return Without          Return With
                                            Sales Charge          Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 8/31/07                          +1.66%              -2.66%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                        +3.41               +2.51
--------------------------------------------------------------------------------
Ten Years Ended 8/30/07                         +4.44               +3.98
--------------------------------------------------------------------------------

                                           Return Without          Return With
                                            Sales Charge          Sales Charge**
================================================================================
Investor A1 Shares
================================================================================
One Year Ended 8/31/07                          +1.90%              -2.18%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                        +3.56               +2.72
--------------------------------------------------------------------------------
Ten Years Ended 8/31/07                         +4.59               +4.17
--------------------------------------------------------------------------------
*     Assuming maximum sales charge of 4.25%.
**    Assuming maximum sales charge of 4%.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       7

Performance Data (concluded)

BlackRock California Insured Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Investor B, Investor C and Investor C1 Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from August 1997 to August 2007:

                                                                 Lehman Brothers
         Investor B           Investor C        Investor C1       Municipal Bond
           Shares*+             Shares*+           Shares*+              Index++
8/97        $10,000              $10,000            $10,000              $10,000
8/98        $10,786              $10,733            $10,766              $10,865
8/99        $10,529              $10,435            $10,508              $10,919
8/00        $11,212              $11,057            $11,178              $11,659
8/01        $12,270              $12,041            $12,221              $12,847
8/02        $12,891              $12,577            $12,826              $13,649
8/03        $13,141              $12,770            $13,062              $14,077
8/04        $13,923              $13,463            $13,826              $15,078
8/05        $14,477              $13,930            $14,361              $15,879
8/06        $14,840              $14,196            $14,694              $16,360
8/07        $15,046              $14,336            $14,898              $16,736

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not indicative of future results.

Average Annual Total Return

                                               Return                  Return
                                            Without CDSC            With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 8/31/07                          +1.39%                 -2.51%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                        +3.14                  +2.80
--------------------------------------------------------------------------------
Ten Years Ended 8/31/07                         +4.17                  +4.17
--------------------------------------------------------------------------------

                                               Return                  Return
                                            Without CDSC            With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 8/31/07                          +0.98%                  0.00%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                        +2.65                  +2.65
--------------------------------------------------------------------------------
Ten Years Ended 8/31/07                         +3.67                  +3.67
--------------------------------------------------------------------------------

                                               Return                  Return
                                            Without CDSC            With CDSC+++
================================================================================
Investor C1 Shares++
================================================================================
One Year Ended 8/31/07                          +1.39%                 +0.41%
--------------------------------------------------------------------------------
Five Years Ended 8/31/07                        +3.04                  +3.04
--------------------------------------------------------------------------------
Ten Years Ended 8/31/07                         +4.07                  +4.07
--------------------------------------------------------------------------------
+ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


8       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on March 1, 2007 and held through August 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The Actual table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The Hypothetical table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the Hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Including Interest Expense and Fees

                                                                                              Expenses Paid
                                                                                               During the
                                                           Beginning          Ending             Period*
                                                         Account Value     Account Value    March 1, 2007 to
                                                         March 1, 2007    August 31, 2007    August 31, 2007
============================================================================================================
Actual
============================================================================================================
Institutional                                               $1,000           $ 992.50             $4.24
------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000           $ 990.50             $5.91
------------------------------------------------------------------------------------------------------------
Investor A1                                                 $1,000           $ 992.10             $4.54
------------------------------------------------------------------------------------------------------------
Investor B                                                  $1,000           $ 989.10             $6.57
------------------------------------------------------------------------------------------------------------
Investor C                                                  $1,000           $ 987.50             $9.78
------------------------------------------------------------------------------------------------------------
Investor C1                                                 $1,000           $ 989.60             $7.03
============================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================
Institutional                                               $1,000           $1,021.35            $4.30
------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000           $1,019.66            $6.00
------------------------------------------------------------------------------------------------------------
Investor A1                                                 $1,000           $1,021.04            $4.61
------------------------------------------------------------------------------------------------------------
Investor B                                                  $1,000           $1,018.99            $6.67
------------------------------------------------------------------------------------------------------------
Investor C                                                  $1,000           $1,015.76            $9.91
------------------------------------------------------------------------------------------------------------
Investor C1                                                 $1,000           $1,018.53            $7.14
------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.83% for Institutional, 1.16% for Investor A, .89% for Investor A1, 1.29% for Investor B, 1.92% for Investor C and 1.38% for Investor C1), multiplied by the average account value over the period, multiplied by 187/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       9

Disclosure of Expenses (concluded)

Excluding Interest Expense and Fees

                                                                                              Expenses Paid
                                                                                               During the
                                                           Beginning          Ending            Period*
                                                         Account Value     Account Value    March 1, 2007 to
                                                         March 1, 2007    August 31, 2007    August 31, 2007
============================================================================================================
Actual
============================================================================================================
Institutional                                               $1,000           $ 992.50             $3.78
------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000           $ 990.50             $4.95
------------------------------------------------------------------------------------------------------------
Investor A1                                                 $1,000           $ 992.10             $4.13
------------------------------------------------------------------------------------------------------------
Investor B                                                  $1,000           $ 989.10             $6.27
------------------------------------------------------------------------------------------------------------
Investor C                                                  $1,000           $ 987.50             $8.81
------------------------------------------------------------------------------------------------------------
Investor C1                                                 $1,000           $ 989.60             $6.68
============================================================================================================
Hypothetical (5% annual return before expenses)**
============================================================================================================
Institutional                                               $1,000           $1,021.81            $3.83
------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000           $1,020.63            $5.02
------------------------------------------------------------------------------------------------------------
Investor A1                                                 $1,000           $1,021.45            $4.19
------------------------------------------------------------------------------------------------------------
Investor B                                                  $1,000           $1,019.30            $6.36
------------------------------------------------------------------------------------------------------------
Investor C                                                  $1,000           $1,016.74            $8.94
------------------------------------------------------------------------------------------------------------
Investor C1                                                 $1,000           $1,018.89            $6.77
------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.74% for Institutional, .97% for Investor A, .81% for Investor A1, 1.23% for Investor B, 1.73% for Investor C and 1.31% for Investor C1), multiplied by the average account value over the period, multiplied by 187/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year by 365.


10       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Schedule of Investments as of August 31, 2007                     (in Thousands)

     Face
   Amount    Municipal Bonds                                             Value
===============================================================================
California -- 91.4%
-------------------------------------------------------------------------------
  $ 2,625    ABAG Finance Authority for Nonprofit Corporations,
             California, COP (Children's Hospital Medical Center),
             6% due 12/01/2029 (a)                                      $ 2,757
-------------------------------------------------------------------------------
    3,750    Alameda, California, Public Financing Authority,
             Local Agency Special Tax Revenue Bonds (Community
             Facility Number 1), Series A, 7% due 8/01/2019               3,826
-------------------------------------------------------------------------------
    3,600    Alameda Corridor Transportation Authority, California,
             Revenue Bonds, Senior Lien, Series A, 5.25%
             due 10/01/2021 (g)                                           3,741
-------------------------------------------------------------------------------
    4,000    Anaheim, California, Public Financing Authority, Tax
             Allocation Revenue Refunding Bonds, RITES, 8.87%
             due 12/28/2018 (f)(g)(k)                                     4,215
-------------------------------------------------------------------------------
    5,000    Banning, California, Utility Authority, Water Enterprise
             Revenue Refunding Bonds (Improvement Projects),
             5.25% due 11/01/2035 (d)                                     5,248
-------------------------------------------------------------------------------
      770    Bay Area Government Association, California, Tax
             Allocation Revenue Refunding Bonds (California
             Redevelopment Agency Pool), Series A, 6%
             due 12/15/2024 (e)                                             775
-------------------------------------------------------------------------------
    2,665    Cajon Valley, California, Unified Elementary School
             District, GO (Election of 2000), Series E, 5%
             due 8/01/2031 (e)                                            2,746
-------------------------------------------------------------------------------
      320    California Educational Facilities Authority Revenue Bonds
             (University of the Pacific), 5.875% due 11/01/2020 (g)         340
-------------------------------------------------------------------------------
             California Health Facilities Financing Authority
             Revenue Bonds:
    5,000        DRIVERS, Series 181, 6.723%
                 due 6/01/2022 (e)(k)                                     5,318
    3,000        (Kaiser Permanente), RIB, Series 26, 6.67%
                 due 6/01/2022 (e)(k)                                     3,192
    2,080        (Sutter Health), Series A, 6.25% due 8/15/2035           2,220
-------------------------------------------------------------------------------
    3,000    California State Public Works Board, Lease Revenue
             Bonds (Various Community College Projects), Series A,
             5.625% due 3/01/2016 (a)                                     3,046
-------------------------------------------------------------------------------
    2,475    California Statewide Communities Development
             Authority, Health Facility Revenue Bonds (Memorial
             Health Services), Series A, 6% due 10/01/2023                2,611
-------------------------------------------------------------------------------
    1,720    Capistrano, California, Unified School District,
             Community Facility District, Special Tax Bonds
             (No. 05-1 Rancho Madrina), 5.15% due 9/01/2029               1,646
-------------------------------------------------------------------------------
    5,000    Chabot-Las Positas, California, Community College
             District, GO (Election of 2004), Series B, 5%
             due 8/01/2031 (a)                                            5,152
-------------------------------------------------------------------------------
    5,585    Contra Costa County, California, Public Financing
             Authority, Lease Revenue Refunding Bonds (Various
             Capital Facilities), Series A, 5.35% due 8/01/2024 (g)       5,704
-------------------------------------------------------------------------------
             Corona, California, COP, Refunding (Corona
             Community) (h):
    2,065        8% due 3/01/2010                                         2,279
    2,230        8% due 3/01/2011                                         2,548
    2,410        8% due 3/01/2012                                         2,841
    2,605        8% due 3/01/2013                                         3,146
    2,810        8% due 3/01/2014                                         3,475
-------------------------------------------------------------------------------
    4,000    Corona, California, Department of Water and Power,
             COP, 5% due 9/01/2035 (g)                                    4,047
-------------------------------------------------------------------------------
    4,805    Duarte, California, Unified School District, Capital
             Appreciation, GO (Election of 1998), Series E, 4.96%
             due 11/01/2030 (e)(i)                                        1,524
-------------------------------------------------------------------------------
    3,000    Etiwanda School District, California, Community
             Facilities District Number 8, Special Tax, 6.25%
             due 9/01/2032                                                3,100
-------------------------------------------------------------------------------
             Eureka, California, Unified School District, GO
             (Election of 2002) (g)(i):
    2,545        5.18% due 8/01/2029                                        859
    2,760        5.26% due 8/01/2032                                        797
    2,835        4.54% due 8/01/2033                                        779
    2,990        5.27% due 8/01/2035                                        739
-------------------------------------------------------------------------------
    3,620    Fremont, California, GO (Election of 2002), Series B,
             5% due 8/01/2029 (d)                                         3,716
-------------------------------------------------------------------------------
    2,000    Glendale, California, Unified School District, GO,
             Series F, 5% due 9/01/2028 (g)                               2,033
-------------------------------------------------------------------------------
    2,000    Hawthorne, California, School District, GO, Series A,
             5.50% due 11/01/2008 (d)(h)                                  2,082
-------------------------------------------------------------------------------
    2,150    Hesperia, California, Unified School District, COP
             (Capital Improvement Project), 5% due 2/01/2031 (a)          2,184
-------------------------------------------------------------------------------
    5,000    Hollister, California, Joint Powers Finance Authority,
             Wastewater Revenue Refunding Bonds (Refining and
             Improvement Project), Series 1, 5% due 6/01/2037 (e)         5,099
-------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
RIB       Residual Interest Bonds
RITES     Residual Interest Tax-Exempt Securities
RITR      Residual Interest Trust Receipts
ROLS      Reset Option Long Securities
S/F       Single-Family


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       11

Schedule of Investments (continued)                               (in Thousands)

     Face
   Amount    Municipal Bonds                                             Value
===============================================================================
California (continued)
-------------------------------------------------------------------------------
             Huntington Beach, California, Union High School
             District, GO (Election of 2004) (d):
  $ 5,000        5.02% due 8/01/2033 (i)                                $ 1,373
    3,000        5% due 8/01/2035                                         3,092
-------------------------------------------------------------------------------
    5,080    Irvine, California, Unified School District, Special Tax
             Refunding Bonds (Community Facilities District No. 86-1),
             5.50% due 11/01/2017 (a)                                     5,196
-------------------------------------------------------------------------------
    4,000    Los Angeles, California, COP (Sonnenblick Del Rio West
             Los Angeles), 6.20% due 11/01/2031 (a)                       4,281
-------------------------------------------------------------------------------
    4,310    Los Angeles, California, Harbor Department Revenue
             Refunding Bonds, 7.60% due 10/01/2018 (c)(g)                 5,026
-------------------------------------------------------------------------------
   10,000    Los Angeles, California, Unified School District, GO,
             Refunding, Series B, 5% due 7/01/2023 (d)                   10,405
-------------------------------------------------------------------------------
    4,000    Los Angeles, California, Wastewater System Revenue
             Refunding Bonds, Series A, 5% due 6/01/2032 (g)              4,107
-------------------------------------------------------------------------------
             Los Angeles, California, Water and Power Revenue
             Refunding Bonds (Power System):
    5,400        Series A-A-1, 5.25% due 7/01/2020 (e)                    5,641
    4,000        Series A-A-2, 5.375% due 7/01/2021 (g)                   4,209
-------------------------------------------------------------------------------
    4,000    Los Angeles County, California, Metropolitan
             Transportation Authority, Sales Tax Revenue Refunding
             Bonds, Proposition A, First Tier Senior Series A, 5%
             due 7/01/2035 (a)                                            4,107
-------------------------------------------------------------------------------
             Los Angeles County, California, Sanitation Districts
             Financing Authority, Revenue Refunding Bonds (Capital
             Projects -- District Number 14), Sub-Series B (d):
    5,000        5% due 10/01/2029                                        5,140
    2,500        5% due 10/01/2030                                        2,568
-------------------------------------------------------------------------------
    4,275    Los Gatos, California, Unified School District, GO
             (Election of 2001), Series C, 5% due 8/01/2030 (d)           4,399
-------------------------------------------------------------------------------
    2,000    Los Rios, California, Community College District, GO
             (Election of 2002), Series B, 5% due 8/01/2027 (g)           2,043
-------------------------------------------------------------------------------
    2,220    Madera, California, Unified School District, GO
             (Election 2002), 5% due 8/01/2028 (e)                        2,251
-------------------------------------------------------------------------------
    2,355    Montebello, California, Unified School District, GO
             (Election of 1998), 5.02% due 8/01/2028 (d)(i)                 838
-------------------------------------------------------------------------------
    5,500    Murrieta Valley, California, Unified School District,
             Public Financing Authority, Special Tax Revenue Bonds,
             Series A, 5.125% due 9/01/2026 (b)                           5,662
-------------------------------------------------------------------------------
             Natomas Unified School District, California, GO (d)(i):
    5,330        5.60% due 8/01/2028                                      1,725
    4,210        6.78% due 8/01/2029                                      1,279
-------------------------------------------------------------------------------
    3,565    Oakland, California, Sewer Revenue Bonds, Series A,
             5% due 6/15/2028 (e)                                         3,660
-------------------------------------------------------------------------------
    3,000    Orange County, California, Community Facilities District,
             Special Tax Bonds (No. 04-1 Ladera Ranch), Series A,
             5.15% due 8/15/2029                                          2,908
-------------------------------------------------------------------------------
    1,500    Palm Springs, California, Financing Authority, Lease
             Revenue Refunding Bonds (Convention Center Project),
             Series A, 5.50% due 11/01/2029 (g)                           1,607
-------------------------------------------------------------------------------
    5,485    Peralta, California, Community College District, GO
             (Election of 2000), Series C, 5% due 8/01/2029 (g)           5,581
-------------------------------------------------------------------------------
    1,000    Port of Oakland, California, Port Revenue Refunding
             Bonds, Series I, 5.60% due 11/01/2019 (g)                    1,023
-------------------------------------------------------------------------------
    5,777    Port of Oakland, California, RITR, AMT, Class R, Series 5,
             7.164% due 11/01/2012 (d)(k)                                 6,283
-------------------------------------------------------------------------------
    2,415    Rio, California, Elementary School District, GO,
             Refunding, 5% due 8/01/2029 (a)                              2,501
-------------------------------------------------------------------------------
    4,295    Riverside, California, Unified School District, GO
             (Election of 2001), Series B, 5% due 8/01/2030 (g)           4,432
-------------------------------------------------------------------------------
    1,750    Riverside County, California, Asset Leasing Corporation,
             Leasehold Revenue Refunding Bonds (Riverside County
             Hospital Project), Series B, 5.70% due 6/01/2016 (g)         1,912
-------------------------------------------------------------------------------
      285    Sacramento, California, City Financing Authority, Capital
             Improvement Revenue Bonds (Redevelopment Projects),
             5.75% due 12/01/2022 (a)                                       301
-------------------------------------------------------------------------------
    8,000    Sacramento, California, Municipal Utility District,
             Electric Revenue Refunding Bonds, Series L, 5.125%
             due 7/01/2022 (g)                                            8,151
-------------------------------------------------------------------------------
             Sacramento, California, Unified School District, GO
             (Election of 2002) (g):
    3,400        5% due 7/01/2027                                         3,502
    9,230        5% due 7/01/2030                                         9,501
-------------------------------------------------------------------------------
    7,600    Sacramento County, California, Sanitation District
             Financing Authority, Revenue Bonds (Sacramento
             Regional County Sanitation District), 5%
             due 12/01/2036 (d)                                           7,816
-------------------------------------------------------------------------------
    1,820    Saddleback Valley, California, Unified School District,
             GO, 5% due 8/01/2029 (e)                                     1,868
-------------------------------------------------------------------------------
    3,500    Saddleback Valley, California, Unified School District,
             Public Financing Authority, Special Tax Revenue
             Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)           3,506
-------------------------------------------------------------------------------
    2,000    San Bernardino, California, Joint Powers Financing
             Authority, Lease Revenue Bonds (Department of
             Transportation Lease), Series A, 5.50%
             due 12/01/2020 (g)                                           2,009
-------------------------------------------------------------------------------
    4,000    San Bernardino County, California, COP, Refunding
             (Medical Center Financing Project), 5.50%
             due 8/01/2019 (g)                                            4,006
-------------------------------------------------------------------------------
    2,000    San Diego, California, Certificates of Undivided Interest,
             Revenue Bonds, ROLS, Series II-R-551X, 6.334%
             due 8/01/2024 (d)(k)                                         2,083
-------------------------------------------------------------------------------
   10,000    San Diego, California, Certificates of Undivided Interest,
             Water Utility Fund, Net System Revenue Bonds, 5%
             due 8/01/2021 (d)                                           10,201
-------------------------------------------------------------------------------
             San Diego, California, Public Facilities Financing
             Authority, Sewer Revenue Bonds (d):
    4,450        Series A, 5.25% due 5/15/2027                            4,499
    6,175        Series B, 5.25% due 5/15/2027                            6,242
-------------------------------------------------------------------------------
             San Diego County, California, Water Authority, Water
             Revenue Bonds, COP, Series A (e):
    7,350        5% due 5/01/2030                                         7,457
    4,000        5% due 5/01/2031                                         4,053
-------------------------------------------------------------------------------
    2,600    San Francisco, California, Bay Area Rapid Transit District,
             GO (Election of 2004), Series B, 5% due 8/01/2035            2,680
-------------------------------------------------------------------------------
             San Francisco, California, Bay Area Rapid Transit District,
             Sales Tax Revenue Refunding Bonds:
      345        5.125% due 7/01/2036 (a)                                   349
    6,270        Series A, 5% due 7/01/2030 (g)                           6,450
-------------------------------------------------------------------------------


12       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Schedule of Investments (continued)                               (in Thousands)

     Face
   Amount    Municipal Bonds                                             Value
===============================================================================
California (concluded)
-------------------------------------------------------------------------------
  $ 1,250    San Francisco, California, City and County Airport
             Commission, International Airport, Special Facilities
             Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
             Series A, 6.10% due 1/01/2020 (e)                         $  1,283
-------------------------------------------------------------------------------
    5,790    San Joaquin Hills, California, Transportation Corridor
             Agency, Toll Road Revenue Refunding Bonds, Series A,
             5.375% due 1/15/2029 (g)                                     5,888
-------------------------------------------------------------------------------
    2,000    San Jose, California, Airport Revenue Refunding Bonds,
             AMT, Series A, 5% due 3/01/2037 (a)                          1,981
-------------------------------------------------------------------------------
    1,420    San Jose-Evergreen, California, Community College
             District, GO, Series B, 5.50% due 9/01/2021 (d)              1,488
-------------------------------------------------------------------------------
             San Juan, California, Unified School District, GO :
    3,000        5.70% due 8/01/2009 (e)(h)                               3,174
    8,085        5.625% due 8/01/2010 (d)(h)                              8,616
    3,500        (Election of 2002), 5% due 8/01/2028 (g)                 3,557
-------------------------------------------------------------------------------
    2,240    San Mateo County, California, Joint Powers Authority,
             Lease Revenue Refunding Bonds (Capital Projects),
             Series A, 5.125% due 7/15/2028 (e)                           2,276
-------------------------------------------------------------------------------
             Santa Margarita, California, Water District, Special Tax
             Refunding Bonds (Community Facilities District
             Number 99), Series 1:
      420        6.20% due 9/01/2009 (h)                                    448
    1,230        6.20% due 9/01/2020                                      1,276
-------------------------------------------------------------------------------
    4,000    Santa Monica, California, Redevelopment Agency, Tax
             Allocation Bonds (Earthquake Recovery Redevelopment
             Project), 6% due 7/01/2009 (a)(h)                            4,209
-------------------------------------------------------------------------------
             Santa Rosa, California, High School District, GO:
    1,000        5.70% due 5/01/2008 (e)(h)                               1,024
    1,000        (Election of 2002), 5% due 8/01/2028 (g)                 1,016
-------------------------------------------------------------------------------
    2,550    Selma, California, Unified School District, GO (Election
             of 2006), 5.125% due 8/01/2026 (e)                           2,670
-------------------------------------------------------------------------------
    6,700    Sonoma County, California, Junior College District,
             GO (Election 2002), Refunding, Series B, 5%
             due 8/01/2028 (e)                                            6,903
-------------------------------------------------------------------------------
    4,865    South Tahoe, California, Joint Powers Financing
             Authority, Lease Revenue Refunding Bonds, 5.125%
             due 10/01/2025 (g)                                           5,089
-------------------------------------------------------------------------------
    3,000    Southern California HFA, S/F Mortgage Revenue Bonds,
             AMT, Series A, 5.80% due 12/01/2049 (l)(m)                   3,178
-------------------------------------------------------------------------------
    1,400    Stockton, California, Public Financing Authority, Water
             Revenue Bonds (Water System Capital Improvement
             Projects), Series A, 5% due 10/01/2031 (g)                   1,439
-------------------------------------------------------------------------------
    4,600    Tamalpais, California, Union High School District, GO
             (Election of 2006), 5% due 8/01/2029 (g)                     4,750
-------------------------------------------------------------------------------
             Temecula Valley, California, Unified School District,
             Community Facilities District Number 02-1,
             Special Tax Bonds:
    1,255        5.125% due 9/01/2030                                     1,194
    1,905        5.125% due 9/01/2035                                     1,788
-------------------------------------------------------------------------------
    1,650    Turlock, California, Public Finance Authority, Sewer
             Revenue Bonds, Series A, 5% due 9/15/2026 (d)                1,684
-------------------------------------------------------------------------------
    5,500    University of California, Hospital Revenue Refunding
             Bonds (UCLA Medical Center), Series B, 5.50%
             due 5/15/2021 (a)                                            5,874
-------------------------------------------------------------------------------
    4,215    Vista, California, Unified School District, GO, Series A,
             5.25% due 8/01/2025 (e)                                      4,400
===============================================================================
Puerto Rico -- 2.0%
-------------------------------------------------------------------------------
    6,610    Puerto Rico Commonwealth, Public Improvement, GO,
             Refunding, 5.70% due 7/01/2020 (g)                           6,949
-------------------------------------------------------------------------------
    7,000    Puerto Rico Sales Tax Financing Corporation, Sales Tax
             Revenue Refunding Bonds, Series A, 5.04%
             due 8/01/2045 (g)(i)                                           999
-------------------------------------------------------------------------------
             Total Municipal Bonds
             (Cost -- $355,943) -- 93.4%                                364,861
-------------------------------------------------------------------------------

===============================================================================
             Municipal Bonds Held in Trust (n)
===============================================================================
California -- 12.2%
-------------------------------------------------------------------------------
   14,000    California Health Facilities Financing Authority Revenue
             Bonds (Kaiser Permanente), Series A, 5.50%
             due 6/01/2022 (e)                                           14,446
-------------------------------------------------------------------------------
    6,000    La Quinta, California, Financing Authority, Local Agency
             Revenue Bonds, Series A, 5.125% due 9/01/2034 (a)            6,186
-------------------------------------------------------------------------------
    2,540    Palm Desert, California, Financing Authority, Tax
             Allocation Revenue Refunding Bonds (Project Area
             Number 2), Series A, 5.125% due 8/01/2036 (a)                2,616
-------------------------------------------------------------------------------
    5,035    Port of Oakland, California, Revenue Bonds, AMT,
             Series K, 5.875% due 11/01/2017 (d)                          5,255
-------------------------------------------------------------------------------
   12,710    Port of Oakland, California, Revenue Refunding Bonds,
             AMT, Series L, 5.375% due 11/01/2027 (d)                    13,081
-------------------------------------------------------------------------------
    6,000    San Diego, California, Certificates of Undivided Interest
             Revenue Bonds (Water Utility Fund), 5.20%
             due 8/01/2024 (d)                                            6,125
-------------------------------------------------------------------------------
             Total Municipal Bonds Held in Trust
             (Cost -- $47,143) -- 12.2%                                  47,709
-------------------------------------------------------------------------------

===============================================================================
   Shares
     Held    Mutual Funds
===============================================================================
       69    BlackRock California Insured Municipal 2008 Term
             Trust, Inc. (f)                                              1,032
-------------------------------------------------------------------------------
             Total Mutual Funds
             (Cost -- $1,156) -- 0.3%                                     1,032
-------------------------------------------------------------------------------

===============================================================================
             Short-Term Securities
===============================================================================
    3,308    CMA California Municipal Money Fund, 3.43% (f)(j)            3,308
-------------------------------------------------------------------------------
             Total Short-Term Securities
             (Cost -- $3,308) -- 0.8%                                     3,308
-------------------------------------------------------------------------------
Total Investments (Cost -- $407,550*) -- 106.7%                         416,910

Liabilities in Excess of Other Assets -- (0.7%)                          (2,821)

Liability for Trust Certificates,
Including Interest Expense Payable -- (6.0%)                            (23,386)
                                                                       --------
Net Assets -- 100.0%                                                   $390,703
                                                                       ========


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       13

Schedule of Investments (concluded)                               (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ........................................         $ 385,075
                                                                      =========
      Gross unrealized appreciation .........................         $  10,937
      Gross unrealized depreciation .........................            (2,245)
                                                                      ---------
      Net unrealized appreciation ...........................         $   8,692
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                      Purchase    Sales    Realized    Dividend
      Affiliate                         Cost       Cost      Gain       Income
      --------------------------------------------------------------------------
      Anaheim, California, Public
        Financing Authority, Tax
        Allocation Revenue
        Refunding Bonds, RITES,
        8.87% due 12/28/2018             --          --       --        $  368

      BlackRock California Insured
        Municipal 2008 Term
        Trust, Inc.                      --          --       --        $   49

      CMA California Municipal
        Money Fund                       --      $2,943*      --        $  166
      --------------------------------------------------------------------------
      *     Represents net sales cost.

(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of August 31, 2007.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   FHLMC Collateralized.
(m)   FNMA/GNMA Collateralized.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1(c) to Financial Statements for details of municipal bonds held in trust.

      See Notes to Financial Statements.


14       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Statement of Assets and Liabilities

As of August 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (identified cost -- $398,975,748) .........................................                             $ 408,354,072
            Investments in affiliated securities, at value
              (identified cost -- $8,574,566) ...........................................                                 8,556,113
            Cash ........................................................................                                    93,594
            Receivables:
                Interest (including $6,804 from affiliates) .............................        $   5,268,952
                Beneficial interest sold ................................................              838,601
                Dividends from affiliates ...............................................                2,843            6,110,396
                                                                                                 -------------
            Prepaid expenses ............................................................                                    26,050
                                                                                                                      -------------
            Total assets ................................................................                               423,140,225
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Trust certificates ..........................................................                                23,142,500
            Payables:
                Securities purchased ....................................................            6,972,943
                Dividends to shareholders ...............................................            1,352,946
                Beneficial interest redeemed ............................................              336,367
                Interest expense ........................................................              243,037
                Investment adviser ......................................................              198,890
                Distributor .............................................................               74,745
                Other affiliates ........................................................               25,800            9,204,728
                                                                                                 -------------
            Accrued expenses and other liabilities ......................................                                    89,705
                                                                                                                      -------------
            Total liabilities ...........................................................                                32,436,933
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net Assets ..................................................................                             $ 390,703,292
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Shares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                             $     412,862
            Investor A Shares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                                   110,673
            Investor A1 Shares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                                 2,125,961
            Investor BShares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                                   423,917
            Investor CShares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                                    48,389
            Investor C1Shares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ......................................................                                   348,360
            Paid-in capital in excess of par ............................................                               379,596,178
            Undistributed investment income -- net ......................................        $     285,374
            Accumulated realized capital losses -- net ..................................           (2,008,293)
            Unrealized appreciation -- net ..............................................            9,359,871
                                                                                                 -------------
            Total accumulated earnings -- net ...........................................                                 7,636,952
                                                                                                                      -------------
            Net assets ..................................................................                             $ 390,703,292
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $46,480,772 and 4,128,616 shares
              of beneficial interest outstanding ........................................                             $       11.26
                                                                                                                      =============
            Investor A -- Based on net assets of $12,452,228 and 1,106,728 shares
              of beneficial interest outstanding ........................................                             $       11.25
                                                                                                                      =============
            Investor A1 -- Based on net assets of $239,346,048 and 21,259,605 shares
              of beneficial interest outstanding ........................................                             $       11.26
                                                                                                                      =============
            Investor B -- Based on net assets of $47,753,243 and 4,239,168 shares
              of beneficial interest outstanding ........................................                             $       11.26
                                                                                                                      =============
            Investor C -- Based on net assets of $5,447,742 and 483,886 shares
              of beneficial interest outstanding ........................................                             $       11.26
                                                                                                                      =============
            Investor C1 -- Based on net assets of $39,223,259 and 3,483,601 shares
              of beneficial interest outstanding ........................................                             $       11.26
                                                                                                                      =============

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       15

Statement of Operations

For the Year Ended August 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Interest (including $368,082 from affiliates) ...............................                             $  20,327,328
            Dividends from affiliates ...................................................                                   215,223
                                                                                                                      -------------
            Total income ................................................................                                20,542,551
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Investment advisory fees ....................................................        $   2,243,180
            Interest expense and fees ...................................................              896,912
            Service and distribution fees -- Investor B .................................              293,572
            Service and distribution fees -- Investor C1 ................................              260,024
            Service fees -- Investor A1 .................................................              253,675
            Accounting services .........................................................              167,715
            Transfer agent fees -- Investor A1 ..........................................               84,841
            Professional fees ...........................................................               79,885
            Printing and shareholder reports ............................................               72,099
            Registration fees ...........................................................               54,166
            Custodian fees ..............................................................               31,361
            Service and distribution fees -- Investor C .................................               26,231
            Transfer agent fees -- Investor B ...........................................               24,643
            Trustees' fees and expenses .................................................               21,859
            Transfer agent fees -- Institutional ........................................               20,102
            Pricing fees ................................................................               16,841
            Transfer agent fees -- Investor C1 ..........................................               15,225
            Service fees -- Investor A ..................................................               14,028
            Transfer agent fees -- Investor A ...........................................                2,400
            Transfer agent fees -- Investor C ...........................................                1,300
            Other .......................................................................               38,028
                                                                                                 -------------
            Total expenses before reimbursement .........................................            4,618,087
            Reimbursement of expenses ...................................................              (22,433)
                                                                                                 -------------
            Total expenses after reimbursement ..........................................                                 4,595,654
                                                                                                                      -------------
            Investment income -- net ....................................................                                15,946,897
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain (loss) on:
                Investments -- net ......................................................             (409,378)
                Financial futures contracts -- net ......................................              111,671             (297,707)
                                                                                                 -------------
            Change in unrealized appreciation on investments -- net .....................                                (8,253,468)
                                                                                                                      -------------
            Total realized and unrealized loss -- net ...................................                                (8,551,175)
                                                                                                                      -------------
            Net Increase in Net Assets Resulting from Operations ........................                             $   7,395,722)
                                                                                                                      =============

      See Notes to Financial Statements.


16       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Statements of Changes in Net Assets

                                                                                                          For the Year Ended
                                                                                                              August 31,
                                                                                                 ----------------------------------
Increase (Decrease) in Net Assets:                                                                    2007                 2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net ....................................................        $  15,946,897        $  17,991,461
            Realized gain (loss) -- net .................................................             (297,707)           4,983,714
            Change in unrealized appreciation -- net ....................................           (8,253,468)         (11,799,018)
                                                                                                 ----------------------------------
            Net increase in net assets resulting from operations ........................            7,395,722           11,176,157
                                                                                                 ----------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
                Institutional ...........................................................           (1,846,625)          (1,703,239)
                Investor A ..............................................................             (223,449)                  --
                Investor A1 .............................................................          (10,505,085)         (11,284,726)
                Investor B ..............................................................           (2,190,747)          (3,276,574)
                Investor C ..............................................................              (84,571)                  --
                Investor C1 .............................................................           (1,575,835)          (1,720,848)
            Realized gain -- net:
                Institutional ...........................................................              (13,753)                  --
                Investor A ..............................................................                 (694)                  --
                Investor A1 .............................................................              (84,096)                  --
                Investor B ..............................................................              (20,293)                  --
                Investor C ..............................................................                 (381)                  --
                Investor C1 .............................................................              (14,460)                  --
            Net decrease in net assets resulting from dividends and distributions to             ----------------------------------
              shareholders ..............................................................          (16,559,989)         (17,985,387)
                                                                                                 ----------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net decrease in net assets derived from beneficial interest transactions ....          (15,798,990)         (20,461,128)
                                                                                                 ----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total decrease in net assets ................................................          (24,963,257)         (27,270,358)
            Beginning of year ...........................................................          415,666,549          442,936,907
                                                                                                 ----------------------------------
            End of year* ................................................................        $ 390,703,292        $ 415,666,549
                                                                                                 ==================================
                * Undistributed investment income -- net ................................        $     285,374        $     764,789
                                                                                                 ==================================

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       17

Financial Highlights

                                                                                      Institutional
                                                        ---------------------------------------------------------------------------
The following per share data and ratios                                       For the Year Ended August 31,
have been derived from information                      ---------------------------------------------------------------------------
provided in the financial statements.                       2007            2006            2005            2004             2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........            $    11.52      $    11.70      $    11.72      $    11.54       $    11.81
                                                        ---------------------------------------------------------------------------
Investment income -- net* ..................                   .48             .51             .54             .56              .57
Realized and unrealized gain (loss) -- net .                  (.25)           (.18)           (.02)            .17             (.27)
                                                        ---------------------------------------------------------------------------
Total from investment operations ...........                   .23             .33             .52             .73              .30
                                                        ---------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............                  (.49)           (.51)           (.54)           (.55)            (.57)
    Realized gain -- net ...................                    --+             --              --              --               --
                                                        ---------------------------------------------------------------------------
Total dividends and distributions ..........                  (.49)           (.51)           (.54)           (.55)            (.57)
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ...............            $    11.26      $    11.52      $    11.70      $    11.72       $    11.54
                                                        ===========================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........                  1.99%           2.93%           4.50%           6.48%            2.54%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees ................                   .71%            .68%            .68%            .68%             .68%
                                                        ===========================================================================
Expenses, net of reimbursement .............                   .93%            .91%            .78%            .73%             .79%
                                                        ===========================================================================
Expenses ...................................                   .93%            .92%            .79%            .73%             .79%
                                                        ===========================================================================
Investment income -- net ...................                  4.11%           4.45%           4.60%           4.76%            4.84%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .....            $   46,481      $   42,053      $   36,105      $   36,132       $   39,841
                                                        ===========================================================================
Portfolio turnover .........................                    43%             30%             27%             22%              26%
                                                        ===========================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


18       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

                                                        Investor A                              Investor A1
                                                      --------------   ------------------------------------------------------------
                                                         For the
                                                      Period Oct. 2,
The following per share data and ratios                 2006++ to                      For the Year Ended August 31,
have been derived from information                      August 31,     ------------------------------------------------------------
provided in the financial statements.                      2007           2007         2006        2005         2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......            $  11.55       $  11.52     $  11.70    $  11.72     $  11.54      $  11.82
                                                        --------       ------------------------------------------------------------
Investment income -- net** .................                 .37            .47          .50         .53          .55           .56
Realized and unrealized gain (loss) -- net .                (.25)          (.25)        (.18)       (.03)         .17          (.28)
                                                        --------       ------------------------------------------------------------
Total from investment operations ...........                 .12            .22          .32         .50          .72           .28
                                                        --------       ------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............                (.42)          (.48)        (.50)       (.52)        (.54)         (.56)
    Realized gain -- net ...................                  --+            --+          --          --           --            --
                                                        --------       ------------------------------------------------------------
Total dividends and distributions ..........                (.42)          (.48)        (.50)       (.52)        (.54)         (.56)
                                                        --------       ------------------------------------------------------------
Net asset value, end of period .............            $  11.25       $  11.26     $  11.52    $  11.70     $  11.72      $  11.54
                                                        ========       ============================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........                1.05%@         1.90%        2.83%       4.40%        6.37%         2.35%
                                                        ========       ============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees ................                 .96%*          .80%         .78%        .78%         .78%          .78%
                                                        ========       ============================================================
Expenses, net of reimbursement .............                1.18%*         1.02%        1.01%        .88%         .83%          .89%
                                                        ========       ============================================================
Expenses ...................................                1.19%*         1.02%        1.02%        .89%         .83%          .89%
                                                        ========       ============================================================
Investment income -- net ...................                3.89%*         4.02%        4.35%       4.50%        4.66%         4.74%
                                                        ========       ============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...            $ 12,452       $239,346     $258,492    $264,482     $258,411      $247,184
                                                        ========       ============================================================
Portfolio turnover .........................                  43%            43%          30%         27%          22%           26%
                                                        ========       ============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Amount is less than $(.01) per share.
++    Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       19

                                                                                       Investor B
                                                        ---------------------------------------------------------------------------
The following per share data and ratios                                       For the Year Ended August 31,
have been derived from information                      ---------------------------------------------------------------------------
provided in the financial statements.                       2007            2006            2005            2004             2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .........            $    11.53      $    11.70      $    11.72      $    11.54       $    11.82
                                                        ---------------------------------------------------------------------------
Investment income -- net* ..................                   .42             .46             .48             .50              .51
Realized and unrealized gain (loss) -- net .                  (.26)           (.17)           (.02)            .18             (.28)
                                                        ---------------------------------------------------------------------------
Total from investment operations ...........                   .16             .29             .46             .68              .23
                                                        ---------------------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............                  (.43)           (.46)           (.48)           (.50)            (.51)
    Realized gain -- net ...................                    --+             --              --              --               --
                                                        ---------------------------------------------------------------------------
Total dividends and distributions ..........                  (.43)           (.46)           (.48)           (.50)            (.51)
                                                        ---------------------------------------------------------------------------
Net asset value, end of year ...............            $    11.26      $    11.53      $    11.70      $    11.72       $    11.54
                                                        ===========================================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........                  1.39%           2.50%           3.98%           5.94%            1.93%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees ................                  1.21%           1.18%           1.19%           1.18%            1.19%
                                                        ===========================================================================
Expenses, net of reimbursement .............                  1.43%           1.42%           1.29%           1.24%            1.29%
                                                        ===========================================================================
Expenses ...................................                  1.43%           1.42%           1.29%           1.24%            1.30%
                                                        ===========================================================================
Investment income -- net ...................                  3.61%           3.95%           4.10%           4.25%            4.34%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .....            $   47,753      $   69,647      $   96,650      $  118,304       $  151,276
                                                        ===========================================================================
Portfolio turnover .........................                    43%             30%             27%             22%              26%
                                                        ===========================================================================

*     Based on average shares outstanding.
**    Total investment returns exclude the effects of sales charges.
+     Amount is less than $(.01) per share.

      See Notes to Financial Statements.


20       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Financial Highlights (concluded)

                                                        Investor C                              Investor C1
                                                      --------------   ------------------------------------------------------------
                                                         For the
                                                      Period Oct. 2,
The following per share data and ratios                 2006++ to                      For the Year Ended August 31,
have been derived from information                      August 31,     ------------------------------------------------------------
provided in the financial statements.                      2007           2007         2006        2005         2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......            $  11.55       $  11.52     $  11.70    $  11.72     $  11.54      $  11.82
                                                        --------       ------------------------------------------------------------
Investment income -- net** .................                 .30            .41          .44         .47          .49           .50
Realized and unrealized gain (loss) -- net .                (.25)          (.25)        (.18)       (.02)         .17          (.28)
                                                        --------       ------------------------------------------------------------
Total from investment operations ...........                 .05            .16          .26         .45          .66           .22
                                                        --------       ------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ...............                (.34)          (.42)        (.44)       (.47)        (.48)         (.50)
    Realized gain -- net ...................                  --+            --+          --          --           --            --
                                                        --------       ------------------------------------------------------------
Total dividends and distributions ..........                (.34)          (.42)        (.44)       (.47)        (.48)         (.50)
                                                        --------       ------------------------------------------------------------
Net asset value, end of period .............            $  11.26       $  11.26     $  11.52    $  11.70     $  11.72      $  11.54
                                                        ========       ============================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .........                 .44%@         1.39%        2.31%       3.88%        5.84%         1.83%
                                                        ========       ============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement and excluding
  interest expense and fees ................                1.72%*         1.30%        1.28%       1.29%        1.28%         1.29%
                                                        ========       ============================================================
Expenses, net of reimbursement .............                1.94%*         1.52%        1.52%       1.39%        1.34%         1.39%
                                                        ========       ============================================================
Expenses ...................................                1.95%*         1.52%        1.52%       1.39%        1.34%         1.40%
                                                        ========       ============================================================
Investment income -- net ...................                3.13%*         3.52%        3.85%       4.00%        4.15%         4.24%
                                                        ========       ============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) ...            $  5,448       $ 39,223     $ 45,474    $ 45,700     $ 46,900      $ 50,197
                                                        ========       ============================================================
Portfolio turnover .........................                  43%            43%          30%         27%          22%           26%
                                                        ========       ============================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Amount is less than $(.01) per share.
++    Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       21

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock California Insured Municipal Bond Fund (the "Fund") of BlackRock California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A1, Investor B and Investor C1 Shares, respectively. Newly created Investor A and Investor C Shares commenced operations on October 2, 2006. Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A1 distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Fund's pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the underlying contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to pay or receive interest on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.


22       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

(c) Municipal bonds held in trust -- The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At August 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $47,708,816, the related liability for trust certificates was $23,142,500 and the range of interest rates on the liability for trust certificates was 3.654% to 3.718%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investments in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       23

(h) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(i) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $21 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses as a result of permanent differences attributable to distributions paid in excess of taxable income. This reclassification has no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM"), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. ("PNC") has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On July 31, 2006, shareholders of the Fund approved a new Investment Advisory Agreement with BlackRock Advisors, Inc., an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, Inc. was reorganized into a limited liability company and renamed BlackRock Advisors, LLC (the "Manager"). The new Investment Advisory Agreement between the Fund and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Fund's manager. The general partner of FAM is an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Manager.


24       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

The Manager (and previously FAM) has agreed to reimburse its advisory fee by the amount of advisory fees the Fund pays to the Manager (and previously FAM) indirectly through its investment in CMA California Municipal Money Fund. For the period September 1, 2006 to September 29, 2006, FAM reimbursed the Fund in the amount of $2,196 and for the period September 30, 2006 to August 31, 2007, the Manager reimbursed the Fund in the amount of $20,237.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee           Fee
--------------------------------------------------------------------------------
Investor A .....................................          .25%           --
Investor A1 ....................................          .10%           --
Investor B .....................................          .25%          .25%
Investor C .....................................          .25%          .75%
Investor C1 ....................................          .25%          .35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing shareholder and distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the year ended August 31, 2007, FAMD, the Fund's sole Distributor until September 29, 2006, and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A and Investor A1 Shares, which totaled $62,429 and $9,320, respectively.

For the year ended August 31, 2007, affiliates received contingent deferred sales charges of $35,325, $1,352 and $5,259 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $10,251 relating to transactions subject to front-end sales charge waivers in Investor A1 Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Funds shares. During the period September 29, 2006 to August 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ............................................           $  436
Investor A ...............................................           $   34
Investor A1 ..............................................           $3,762
Investor B ...............................................           $1,494
Investor C ...............................................           $   20
Investor C1 ..............................................           $  670
--------------------------------------------------------------------------------

For the year ended August 31, 2007, the Fund reimbursed FAM and the Manager $1,063 and $6,981, respectively, for certain accounting services.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, FDS, FAMD, Merrill Lynch, MLIM, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 2007 were $197,648,675 and $193,909,012, respectively.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $15,798,990 and $20,461,128 for the years ended August 31, 2007 and August 31, 2006, respectively.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       25

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended August 31, 2007                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................        998,306           $ 11,419,664
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................         84,015                964,317
                                              ---------------------------------
Total issued ............................      1,082,321             12,383,981
Shares redeemed .........................       (603,972)            (6,934,638)
                                              ---------------------------------
Net increase ............................        478,349           $  5,449,343
                                              =================================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended August 31, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................        990,715           $ 11,381,126
Shares issued to shareholders in
  reinvestment of dividends .............         75,044                863,077
                                              ---------------------------------
Total issued ............................      1,065,759             12,244,203
Shares redeemed .........................       (501,223)            (5,766,334)
                                              ---------------------------------
Net increase ............................        564,536           $  6,477,869
                                              =================================

-------------------------------------------------------------------------------
Investor A Shares for the
Period October 2, 2006+ to                                            Dollar
August 31, 2007                                  Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................      1,216,192           $ 13,949,168
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................         12,356                140,773
                                              ---------------------------------
Total issued ............................      1,228,548             14,089,941
Shares redeemed .........................       (121,820)            (1,388,133)
                                              ---------------------------------
Net increase ............................      1,106,728           $ 12,701,808
                                              =================================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended August 31, 2007                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................      1,086,250           $ 12,439,838
Automatic conversion of shares ..........         51,220                589,539
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................        422,504              4,852,528
                                              ---------------------------------
Total issued ............................      1,559,974             17,881,905
Shares redeemed .........................     (2,737,542)           (31,403,844)
                                              ---------------------------------
Net decrease ............................     (1,177,568)          $(13,521,939)
                                              =================================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                       Dollar
Ended August 31, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................      1,479,802           $ 17,017,821
Automatic conversion of shares ..........      1,057,574             12,158,609
Shares issued to shareholders in
  reinvestment of dividends .............        456,697              5,254,757
                                              ---------------------------------
Total issued ............................      2,994,073             34,431,187
Shares redeemed .........................     (3,160,727)           (36,358,719)
                                              ---------------------------------
Net decrease ............................       (166,654)          $ (1,927,532)
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended August 31, 2007                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................         46,014           $    530,825
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................         76,329                877,612
                                              ---------------------------------
Total issued ............................        122,343              1,408,437
                                              ---------------------------------
Shares redeemed .........................     (1,873,903)           (21,497,603)
Automatic conversion of shares ..........        (51,220)              (589,539)
                                              ---------------------------------
Total redemptions .......................     (1,925,123)           (22,087,142)
                                              ---------------------------------
Net decrease ............................     (1,802,780)          $(20,678,705)
                                              =================================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                        Dollar
Ended August 31, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................        101,383           $  1,190,423
Shares issued to shareholders in
  reinvestment of dividends .............        110,858              1,276,508
                                              ---------------------------------
Total issued ............................        212,241              2,466,931
                                              ---------------------------------
Shares redeemed .........................     (1,371,215)           (15,780,754)
Automatic conversion of shares ..........     (1,057,090)           (12,158,609)
                                              ---------------------------------
Total redemptions .......................     (2,428,305)           (27,939,363)
                                              ---------------------------------
Net decrease ............................     (2,216,064)          $(25,472,432)
                                              =================================

-------------------------------------------------------------------------------
Investor C Shares for the
Period October 2, 2006+                                               Dollar
to August 31, 2007                               Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................        502,743           $  5,775,905
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................          4,391                 50,075
                                              ---------------------------------
Total issued ............................        507,134              5,825,980
Shares redeemed .........................        (23,248)              (265,556)
                                              ---------------------------------
Net increase ............................        483,886           $  5,560,424
                                              =================================
+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended August 31, 2007                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................         53,190           $    613,301
Shares issued to shareholders in
  reinvestment of dividends
  and distributions .....................         71,976                826,936
                                              ---------------------------------
Total issued ............................        125,166              1,440,237
Shares redeemed .........................       (588,371)            (6,750,158)
                                              ---------------------------------
Net decrease ............................       (463,205)          $ (5,309,921)
                                              =================================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                       Dollar
Ended August 31, 2006                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold .............................        831,944           $  9,553,375
Shares issued to shareholders in
  reinvestment of dividends .............         75,587                870,003
                                              ---------------------------------
Total issued ............................        907,531             10,423,378
Shares redeemed .........................       (866,124)            (9,962,411)
                                              ---------------------------------
Net increase ............................         41,407           $    460,967
                                              =================================


26       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the year ended August 31, 2007.

6. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended August 31, 2007 and August 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                               8/31/2007              8/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt income ..............            $16,426,312            $17,985,387
  Ordinary income ................                133,677                     --
                                              ----------------------------------
Total distributions ..............            $16,559,989            $17,985,387
                                              ==================================

As of August 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-----------------------------------------------------------------------------
Undistributed tax-exempt income -- net ...............            $   471,226
Undistributed ordinary income -- net .................                     --
Undistributed long-term capital gains -- net .........                     --
                                                                  -----------
Total undistributed earnings -- net ..................                471,226
Capital loss carryforward ............................             (1,044,575)*
Unrealized gains -- net ..............................              8,210,301**
                                                                  -----------
Total accumulated earnings -- net ....................            $ 7,636,952
                                                                  ===========

* On August 31, 2007, the Fund had a net capital loss carryforward of $1,044,575, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on straddles, the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the deferral of post-October capital losses for tax purposes and the difference between the book and tax treatment of residual interests in tender option bond trusts.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock California Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust (the "Trust") as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
October 26, 2007

Important Tax Information (Unaudited)

All of the net investment income distributions paid monthly by BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust during the taxable year ended August 31, 2007 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a taxable ordinary income distribution of $.003781 per share to shareholders of record on December 18, 2006.


28       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Officers and Trustees

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.*       Trust        2005 to  Vice Chairman and Director of BlackRock,      120 Funds       None
P.O. Box 9011              President    present  Inc., Global Chief Investment Officer for     161 Portfolios
Princeton, NJ 08543-9011   and                   Equities, Chairman of the BlackRock Retail
1954                       Trustee               Operating Committee, and member of the
                                                 BlackRock Executive Committee since 2006;
                                                 President of the funds advised by Merrill
                                                 Lynch Investment Managers, L.P. ("MLIM") and
                                                 its affiliates ("MLIM/FAM-advised funds")
                                                 from 2005 to 2006 and Chief Investment
                                                 Officer thereof from 2001 to 2006; President
                                                 of MLIM and Fund Asset Management, L.P.
                                                 ("FAM") from 2001 to 2006; Co-Head (Americas
                                                 Region) thereof from 2000 to 2001 and Senior
                                                 Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc.
                                                 ("Princeton Services") and President of
                                                 Princeton Administrators, L.P. ("Princeton
                                                 Administrators") from 2001 to 2006; Chief
                                                 Investment Officer of OppenheimerFunds, Inc.
                                                 in 1999 and Executive Vice President thereof
                                                 from 1991 to 1999.
                           ---------------------------------------------------------------------------------------------------------
                           *    Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which BlackRock Advisors, LLC and its affiliates act as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his current and former positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust
                                President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha**        Trustee      1995 to  Director, The China Business Group, Inc.      37 Funds        None
P.O. Box 9095                           present  since 1996 and Executive Vice President       57 Portfolios
Princeton, NJ 08543-9095                         thereof from 1996 to 2003; Chairman of the
1944                                             Board, Berkshire Holding Corporation since
                                                 1980; Partner, Squire, Sanders & Dempsey
                                                 from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot           Trustee      2005 to  Professor, Harvard University since 1992;     37 Funds        None
P.O. Box 9095                           present  Professor, Massachusetts Institute of         57 Portfolios
Princeton, NJ 08543-9095                         Technology from 1986 to 1992.
1957
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills**               Trustee      2002 to  Member of the Committee of Investment of      37 Funds        Kimco Realty
P.O. Box 9095                           present  Employee Benefit Assets of the Association    57 Portfolios   Corporation
Princeton, NJ 08543-9095                         of Financial Professionals ("CIEBA") since
1935                                             1986; Member of CIEBA's Executive Committee
                                                 since 1988 and its Chairman from 1991 to
                                                 1992; Assistant Treasurer of International
                                                 Business Machines Corporation ("IBM") and
                                                 Chief Investment Officer of IBM Retirement
                                                 Funds from 1986 to 1993; Member of the
                                                 Investment Advisory Committee of the State
                                                 of New York Common Retirement Fund from 1989
                                                 to 2006; Member of the Investment Advisory
                                                 Committee of the Howard Hughes Medical
                                                 Institute from 1997 to 2000; Director, Duke
                                                 University Management Company from 1992 to
                                                 2004, Vice Chairman thereof from 1998 to
                                                 2004, and Director Emeritus thereof since
                                                 2004; Director, LaSalle Street Fund from
                                                 1995 to 2001; Director, Kimco Realty
                                                 Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the
                                                 Virginia Retirement System since 1998, Vice
                                                 Chairman thereof from 2002 to 2005, and
                                                 Chairman thereof since 2005; Director,
                                                 Montpelier Foundation since 1998, its Vice
                                                 Chairman from 2000 to 2006, and Chairman,
                                                 thereof, since 2006; Member of the
                                                 Investment Committee of the Woodberry Forest
                                                 School since 2000; Member of the Investment
                                                 Committee of the National Trust for Historic
                                                 Preservation since 2000.
------------------------------------------------------------------------------------------------------------------------------------


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       29

                                                                                               Number of
                                                                                               Funds and
                                                                                               Portfolios in
                           Position(s)  Length of                                              Fund Complex    Other Public
Name, Address              Held with    Time                                                   Overseen by     Directorships
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years   Trustee         Held by Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London          Trustee      1993 to  Professor Emeritus, New York University       37 Funds        AIMS Worldwide, Inc.
P.O. Box 9095                           present  since 2005; John M. Olin Professor of         57 Portfolios
Princeton, NJ 08543-9095                         Humanities, New York University from 1993 to
1939                                             2005; and Professor thereof from 1980 to
                                                 2005; President, Hudson Institute since 1997
                                                 and Trustee thereof since 1980; Dean,
                                                 Gallatin Division of New York University
                                                 from 1976 to 1993; Distinguished Fellow,
                                                 Herman Kahn Chair, Hudson Institute from
                                                 1984 to 1985; Chairman of the Board of
                                                 Directors of Vigilant Research, Inc. since
                                                 2006; Member of the Board of Directors for
                                                 Grantham University since 2006; Director of
                                                 AIMS Worldwide, Inc. since 2006; Director of
                                                 Reflex Security since 2006; Director of
                                                 InnoCentive, Inc. since 2006; Director of
                                                 Cerego, LLC since 2005; Director, Damon
                                                 Corp. from 1991 to 1995; Overseer, Center
                                                 for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo        Trustee      2000 to  Shareholder, Modrall, Sperling, Roehl,        37 Funds        None
P.O. Box 9095                           present  Harris & Sisk, P.A. since 1993; President,    57 Portfolios
Princeton, NJ 08543-9095                         American Bar Association from 1995 to 1996
1942                                             and Member of the Board of Governors thereof
                                                 from 1994 to 1997; Shareholder, Poole, Kelly
                                                 and Ramo, Attorneys at Law P.C. from 1977 to
                                                 1993; Director of ECMC Group (service
                                                 provider to students, schools and lenders)
                                                 since 2001; Director, United New Mexico Bank
                                                 (now Wells Fargo) from 1983 to 1988;
                                                 Director, First National Bank of New Mexico
                                                 (now Wells Fargo) from 1975 to 1976; Vice
                                                 President, American Law Institute from 2004
                                                 to 2007 and President elect thereof since
                                                 2007.
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.     Trustee      2002 to  Principal of STI Management (investment       37 Funds        None
P.O. Box 9095                           present  adviser) from 1994 to 2005; Chairman and CEO  57 Portfolios
Princeton, NJ 08543-9095                         of Salomon Brothers Asset Management Inc.
1936                                             from 1992 to 1995; Chairman of Salomon
                                                 Brothers Equity Mutual Funds from 1992 to
                                                 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at
                                                 Salomon Brothers Inc. from 1975 to 1991;
                                                 Trustee, Commonfund from 1980 to 2001.
                           ---------------------------------------------------------------------------------------------------------
                           *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                           **    Co-Chairman of the Board of Trustees and the Audit Committee.


30       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Officers and Trustees (concluded)

                           Position(s)  Length of
Name, Address              Held with    Time
and Year of Birth          Trust        Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Vice         1993 to  Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch
P.O. Box 9011              President    present  Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006;
Princeton, NJ 08543-9011   and          and      First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from
1960                       Treasurer    1999 to  1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Karen Clark                Trust Chief  2007 to  Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain
P.O. Box 9011              Compliance   present  BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007;
Princeton, NJ 08543-9011   Officer               Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to
1965                                             2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and
                                                 Branch Chief, Division of Investment Management and Office of Compliance
                                                 Inspections and Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Alice A. Pellegrino        Trust        2004 to  Director of BlackRock, Inc. from 2006 to 2007; Director (Legal Advisory) of MLIM
P.O. Box 9011              Secretary    2007     from 2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated
Princeton, NJ 08543-9011                         with MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. and
1960                                             Princeton Services from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Trust        2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
P.O. Box 9011              Secretary    present  BlackRock, Inc. since 2006; General Counsel (U.S.), Goldman Sachs Asset Management
Princeton, NJ 08543-9011                         from 1993 to 2006.
1965
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Trust's Officers and Trustees is available in the Trust's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       31

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


32       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Trust, on behalf of the Fund, has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling (800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007       33

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


34       BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND       AUGUST 31, 2007

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock California Insured Municipal Bond Fund
Of BlackRock California Municipal Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #10329-8/07

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills and (2) Robert S. Salomon, Jr.

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------
                                                  (b) Audit-Related
                           (a) Audit Fees              Fees(1)              (c) Tax Fees(2)      (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------
                       Current      Previous     Current     Previous    Current     Previous     Current     Previous
                        Fiscal       Fiscal       Fiscal      Fiscal      Fiscal      Fiscal       Fiscal      Fiscal
    Entity Name        Year End     Year End     Year End    Year End    Year End    Year End     Year End    Year End
----------------------------------------------------------------------------------------------------------------------
BlackRock
California Insured
Municipal Bond Fund
of BlackRock
California
Municipal Series
Trust                   $53,350      $28,500        $0          $0        $6,100      $6,000       $1,042        $0
----------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

            The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                          Current Fiscal Year    Previous Fiscal
                  Entity Name                    End                 Year End
            --------------------------------------------------------------------
            BlackRock California
            Insured Municipal Bond Fund
            of BlackRock California
            Municipal Series Trust              $291,642            $3,104,500
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 22, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: October 22, 2007